Share-based payments charge - Share options movements (Details)					12 Months Ended
	Sep. 13, 2017 GBP (£) shares	Dec. 28, 2016 GBP (£) shares	Oct. 24, 2016 shares	Sep. 12, 2016 shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £	£ 6,000	£ 2,000
Beginning balance (in shares)					3,037,333	1,792,000
Options granted (in shares)					4,656,828
Options exercised (in shares)	(133,333)	(40,000)	(3,334)	(3,334)	(133,333)	(46,666)
Options forfeited (in shares)					0	150,001
Options expired (in shares)					(33,333)	(260,000)
Ending balance (in shares)					7,527,495	3,037,333
Year Of Issue, 2012, Expiry Date June 1, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)					100,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					100,000	100,000
Year Of Issue, 2012, Expiry Date June 1, 2022 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 2.50
Year Of Issue, 2012, Expiry Date June 1, 2022 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					7.50
Year Of Issue, 2013, Expiry Date April 15, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 2
Beginning balance (in shares)					100,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					100,000	100,000
Year Of Issue, 2013, Expiry Date July 29, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 2.00
Beginning balance (in shares)					160,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					160,000	160,000
Year Of Issue, 2014, Expiry Date May 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.75
Beginning balance (in shares)					110,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					110,000	110,000
Year Of Issue, 2014, Expiry Date August 6, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)					200,000
Options granted (in shares)					0
Options exercised (in shares)					(133,333)
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					66,667	200,000
Year Of Issue, 2014, Expiry Date August 6, 2018 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.10
Year Of Issue, 2014, Expiry Date August 6, 2018 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					1.75
Year Of Issue, 2015, Expiry Date January 29, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.25
Beginning balance (in shares)					510,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					510,000	510,000
Year Of Issue, 2016, Expiry Date February 2, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 2
Beginning balance (in shares)					260,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					260,000	260,000
Year Of Issue, 2016, Expiry Date August 3, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.80
Beginning balance (in shares)					810,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					810,000	810,000
Year Of Issue, 2016, Expiry Date September 13, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.89
Beginning balance (in shares)					300,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					300,000	300,000
Year Of Issue, 2016, Expiry Date September 16, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 2.04
Beginning balance (in shares)					300,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					300,000	300,000
Year Of Issue, 2017, Expiry Date April 26, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)					0
Options granted (in shares)					4,656,828
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					4,656,828	0
Year Of Issue, 2017, Expiry Date April 26, 2027 | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.32
Year Of Issue, 2017, Expiry Date April 26, 2027 | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.525
EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)					0	32,000
Ending balance (in shares)					213,984
EMI Scheme | Year Of Issue, 2013, Expiry Date June 1, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 2.00
Beginning balance (in shares)					20,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					(20,000)
Ending balance (in shares)					0	20,000
EMI Scheme | Year Of Issue, 2014, Expiry Date May 15, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.75
Beginning balance (in shares)					63,333
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					(13,333)
Ending balance (in shares)					50,000	63,333
EMI Scheme | Year Of Issue, 2015, Expiry Date January 29, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 1.25
Beginning balance (in shares)					82,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					82,000	82,000
EMI Scheme | Year Of Issue, 2016, Expiry Date February 2, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise of options | £					£ 2.00
Beginning balance (in shares)					22,000
Options granted (in shares)					0
Options exercised (in shares)					0
Options forfeited (in shares)					0
Options expired (in shares)					0
Ending balance (in shares)					22,000	22,000